Share capital - Summary of Issued Share Capital (Parenthetical) (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions		5 Months Ended		12 Months Ended
	Aug. 23, 2021 shares	Aug. 23, 2021 INR (₨)	Aug. 23, 2021 USD ($)	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2023 ₨ / shares	Mar. 31, 2023 $ / shares	Mar. 31, 2021 ₨ / shares
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Share issue related cost				₨ 3,660
RPPL
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Deemed number of shares issued by acquiree | shares	127,381,626
Ordinary Shares
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Derecognition of Compulsorily convertible preference shares classified as financial liability		₨ 27,665
Par or nominal value per share | (per share)				₨ 10	₨ 10	$ 0.01	₨ 10
Ordinary Shares | RPPL
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Share exchange ratio | shares	0.8289
Deemed number of shares issued by acquiree | shares	127,381,626
Par or nominal value per share | $ / shares						$ 10
Ordinary Shares | Issued capital
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Share issue related cost | $			$ 3,660
Convertible preference shares converted to equity		445
Ordinary Shares | Share premium
Disclosure Of Reconciliation Of Issued Capital [Line Items]
Convertible preference shares converted to equity		₨ 27,220